Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - SIP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 550,150	$ 425,210
Certain deemed distributions of participant loans	(394)	(448)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(971)	(1,874)
Net assets per Form 5500	$ 548,785	$ 422,888